Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000248589
Shareholder Report [Line Items]
Fund Name	TCW Artificial Intelligence ETF
Trading Symbol	AIFD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Artificial Intelligence ETF for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Products/ETFs/AIFD/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Products/ETFs/AIFD/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETFFootnote Reference1	$99	0.81%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Artificial Intelligence ETF (AIFD) is an actively-managed, conviction-weighted, concentrated ETF that seeks to invest in companies that are leading the development and commercialization of artificial intelligence. The Fund will generally invest in companies that fall into one of the following three buckets:

    - AI Enablers, the physical infrastructure on which AI models are built, trained, and run;

    - AI Systems, the model and/or application of AI;

    - AI Adopters, companies that use commercial AI to create a disruption in their industry.

The Fund seeks to invest in companies with a “meaningful and measurable” effect from AI. The effect will be meaningful if it is material to fundamentals, and measurable if the market can observe the impact. Although the fund has high exposure to technology, this investment philosophy allows us to focus on businesses in all economic sectors.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 46.77%. The Russell 3000 Growth Benchmark returned 43.42%. This is inclusive of a drawdown of nearly 20% and 13% for AIFD and the index, respectively. Concerns that the Fed waited too long to cut rates to avoid a recession sent growth and tech stocks sharply lower from mid-July through early August. Outside of this period, performance relative to the benchmark was strong and continues to be driven by the increasing demand for artificial intelligence services.

For the 1-year period, Information Technology and Communication Services (which constitute the vast majority of the Fund's holdings) each generated double-digit total returns. Top performers included NVIDIA and Arista Networks.

On the other hand, bottom performers included Mobileye, Samsung, and BILL Holdings. We exited BILL Holdings during the period.

Performance Inception Date		Sep. 01, 2017
AssetsNet	$ 55,412,142	$ 55,412,142
Holdings Count | Holding	35	35
Advisory Fees Paid, Amount	$ 372,627
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	27.4%
Software	22.0%
Interactive Media & Services	12.8%
Communications Equipment	9.9%
Electrical Equipment	5.2%
Broadline Retail	5.0%
Technology Hardware, Storage & Peripherals	3.9%
Automobiles	3.7%
Other Security TypesFootnote Reference*	10.2%
Liabilities in Excess of Other Assets	(0.1)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/AIFD/ for a complete listing of all categories.

Material Fund Change Adviser [Text Block]
C000248590
Shareholder Report [Line Items]
Fund Name	TCW Compounders ETF
Trading Symbol	GRW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Compounders ETF for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Products/ETFs/GRW/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Products/ETFs/GRW/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Compounders ETFFootnote Reference1	$92	0.76%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The objective of the TCW Compounders ETF is to preserve and grow capital over the long-term. Our thesis is that investing in market-leading businesses with durable competitive advantages, essential or hard-to-replicate products or services, and exceptionally skilled management teams will drive significant risk-adjusted compounding performance over the long term.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 41.77%. The Russell 1000 Benchmark returned 38.07%.

At a sector level, the Fund saw its largest contributions from Information Technology, Industrials, and Financials. Smallest contributions to performance came from the Fund’s investments within Consumer Discretionary, Health Care, and Materials. Top contributors in the period included Constellation Software, Broadcom, and HEICO. There were no detractors in the period.

Broadly, equities had a strong year as the Fed’s “soft landing” looked increasingly achievable. In early September, the Fed announced a 50 bps (basis points) rate cut, which investors welcomed. In many respects the U.S. equity market is enjoying a “Goldilocks” confluence of factors whereby the Fed appears to be loosening monetary policy at the same time GDP growth, employment, and corporate earnings remain steady. While the economy is generally on solid footing, there are plenty of bricks in the proverbial “wall of worry” with U.S. equities currently trading well above their historical average and signs of slowing growth.

Performance Inception Date		Feb. 01, 2016
AssetsNet	$ 168,514,046	$ 168,514,046
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 1,327,606
InvestmentCompanyPortfolioTurnover	40.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Software	27.5%
Aerospace & Defense	15.7%
Financial Services	13.1%
Commercial Services & Supplies	8.5%
Capital Markets	7.5%
Professional Services	4.8%
Semiconductors & Semiconductor Equipment	4.6%
Electrical Equipment	4.0%
Other Security TypesFootnote Reference*	13.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/GRW/ for a complete listing of all categories.

Material Fund Change Adviser [Text Block]
C000224885
Shareholder Report [Line Items]
Fund Name	TCW Transform 500 ETF
Trading Symbol	VOTE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Transform 500 ETF for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Products/ETFs/VOTE/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Products/ETFs/VOTE/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of October 31, 2024, the Underlying Index is represented by securities of companies in sectors including Information Technology, Health Care, Financials, Consumer Discretionary, Communication Services, Industrials, Consumer Staples, Energy, Materials, Utilities and Real Estate. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 38.48%. The Underlying Index returned 38.53% during the same Reporting Period.

The Fund posted positive NAV performance in ten of the twelve months during the Reporting Period, with returns ranging from -4.06% to 9.43%.

All the eleven sectors in the Fund delivered positive returns during the Reporting Period. Information Technology was the strongest performing sector.

Performance Inception Date		Jun. 22, 2021
AssetsNet	$ 679,400,560	$ 679,400,560
Holdings Count | Holding	506	506
Advisory Fees Paid, Amount	$ 317,077
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	11.1%
Software	10.5%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.5%
Financial Services	4.3%
Broadline Retail	3.9%
Pharmaceuticals	3.5%
Banks	3.3%
Other Security TypesFootnote Reference*	49.8%
Other Assets in Excess of Liabilities	0.1%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/VOTE/ for a complete listing of all categories.

Material Fund Change Adviser [Text Block]
C000237925
Shareholder Report [Line Items]
Fund Name	TCW Transform Supply Chain ETF
Trading Symbol	SUPP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Transform Supply Chain ETF for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Products/ETFs/SUPP/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Products/ETFs/SUPP/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Transform Supply Chain ETF (SUPP) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will benefit from the companies’ relocalization of their supply chains to North America. SUPP’s thesis is that this intricate transformation of global supply chains, driven by a lack of global supply chain resiliency exposed by disruptions like the COVID-19 pandemic, trade wars, geopolitical conflicts, and natural disasters, requires trillions of dollars in investment. We see this as an incredible opportunity to invest in the enablers and beneficiaries of this transformation.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 38.84%. The Benchmark returned 38.06% during the same Reporting Period.

During the year, the portfolio’s semiconductor investments outperformed on the back of optimism for the role of the industry in key structural themes such as artificial intelligence, investment in state-of-the-art factories, and the electrification of our society at large. Taiwan Semiconductor (TSMC), NVIDIA (NVDA), and Lam Research (LRCX) were among the top-performing investments. Trane Technologies also outperformed, benefitting from rapidly-growing data center construction as these facilities require state-of-the-art thermal management solutions.

On the other hand, select portfolio investments with idiosyncratic challenges, such as WillScot Holdings and Norfolk Southern, hurt performance during the period.

Performance Inception Date		Feb. 14, 2023
AssetsNet	$ 21,512,303	$ 21,512,303
Holdings Count | Holding	23	23
Advisory Fees Paid, Amount	$ 115,217
InvestmentCompanyPortfolioTurnover	35.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Commercial Services & Supplies	17.8%
Semiconductors & Semiconductor Equipment	16.5%
Construction Materials	12.5%
Ground Transportation	8.6%
Building Products	8.1%
Aerospace & Defense	6.7%
Construction & Engineering	6.6%
Trading Companies & Distributors	5.9%
Other Security TypesFootnote Reference*	15.9%
Other Assets in Excess of Liabilities	1.4%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/SUPP/ for a complete listing of all categories.

Material Fund Change Adviser [Text Block]
C000228741
Shareholder Report [Line Items]
Fund Name	TCW Transform Systems ETF
Trading Symbol	NETZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Transform Systems ETF for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Products/ETFs/NETZ/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Products/ETFs/NETZ/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Transform Systems ETF (NETZ) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will benefit from global transformation in the systems supporting how energy and power are sourced, produced, and consumed. Government policy and public demand are shifting the global economy towards more efficient and lower net-emission energy systems. This large-scale systems change is creating unique opportunities in the public markets, particularly in “brown” old-economy businesses that require huge investments as the way consumers source and use energy and power changes.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 45.37%. The Morningstar® US Market Extended TR USD Index returned 38.06% during the same Reporting Period.

During the year, the portfolio benefited from an increased awareness of the scarcity of reliable power and adequate electric grid stability to support the electrification of our economy. Top performing investments included Vertiv and GE Verona. The portfolio also benefitted from investments in the aerospace sector, particularly in companies in the aftermarket value chain, such as GE Aerospace (GE) and Safran. The global airline fleet is at record levels of age, and the supply chain continues to hold back the delivery of new aircraft. As such, we believe our aftermarket investments will benefit for many years.

On the other hand, the portfolio’s investments in the traditional energy sector hurt performance during the period as declining oil prices amid fears of a global economic slowdown weighed on the energy sector.

Performance Inception Date		Feb. 02, 2022
AssetsNet	$ 225,281,093	$ 225,281,093
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 1,030,025
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Aerospace & Defense	21.1%
Electrical Equipment	16.6%
Oil, Gas & Consumable Fuels	14.8%
Commercial Services & Supplies	12.9%
Ground Transportation	8.2%
Software	6.5%
Building Products	5.0%
Semiconductors & Semiconductor Equipment	4.3%
Other Security TypesFootnote Reference*	10.3%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/NETZ/ for a complete listing of all categories.

Material Fund Change Adviser [Text Block]